Debt - Convertible Debt (Details) $ / shares in Units, $ in Thousands	Oct. 15, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 24, 2022 USD ($) debt_instrument	Jun. 04, 2021 USD ($) debt_instrument $ / shares	Apr. 25, 2021 USD ($) debt_instrument
Convertible Note Agreements
Debt Instrument [Line Items]
Interest rate				1.07%
Convertible notes
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument			5		3
Face amount			$ 775		$ 375
Convertible notes | Convertible Note Agreements
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument				2
Face amount				$ 5,000
Annual premium payment, percentage of principal				6.93%
Conversion price (in dollars per share) | $ / shares				$ 10
Accrued interest	$ 819	$ 660	$ 308